UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(FORMERLY THE MUNDER FRAMLINGTON FUNDS TRUST)

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Item 1: Report to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2004
Munder Healthcare Fund
Class A, B, C, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline. The Munder Healthcare Fund offers shareholders access to investments in health care-related stocks. Effective January 26, 2005, Munder Capital Management assumed responsibility for day-to-day management of the Fund. Previously, Framlington Overseas Investment Management Limited, Munder’s U.K.-based affiliate, served as sub-advisor to the Fund.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder Healthcare Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in health care-related securities and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Investors should also note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by significant areas of investment. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and industry allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SIGNIFICANT AREAS OF INVESTMENT

Other
2.8%
Biotechnology
33.1%
Medical Services
17.9%
Drugs & Drug
Delivery
18.1%
Medical Devices
28.1%

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    During the period, the Fund was sub-advised by Framlington Overseas Investment Management, Ltd., which was paid a fee for its services.

MUNDER HEALTHCARE FUND

Fund Manager: The Munder Healthcare Fund Team

    The Fund posted a 2.37% return for the six months ended December 31, compared to the 5.12% return for the Russell 2000 Healthcare Index, the -0.46% return for the S&P 500® Health Care Index, and the 2.68% median return for the Lipper universe of health/biotechnology funds.

    Contributing to the Fund’s modest return for the period was weak performance of health care-related stocks in general. Within the health care sector, however, small-cap stocks (measured by the Russell 2000 Healthcare Index) outperformed large-cap stocks (measured by the S&P 500® Health Care Index). The Fund’s small-capitalization bias was therefore a positive for the Fund during the six-month period.

    On a relative basis, the Fund lagged its Russell 2000 Healthcare benchmark. While the Russell 2000 Healthcare Index is a good indicator of performance of smaller health care companies, it does not represent larger companies or non-U.S. companies, and has limited exposure to biotechnology stocks. Although the Fund has historically favored small and medium-sized companies, it is not subject to any market capitalization constraints and, during the period, was invested across the global health care sector, including the biotechnology, drug & drug delivery, medical devices and medical services sub-sectors.

    On an absolute basis, the Fund’s strongest performance came from the medical devices and health care services sub-sectors. In addition, the drug delivery portion of the drug & drug delivery sub-sector also performed well. Medical device holdings such as American Medical Systems Holdings, Inc., Kinetic Concepts, Inc. and Axis-Shield PLC were strong performers for the six months ended December 31. Nevertheless, weak performance from other holdings such as Boston Scientific Corp., one of our larger company medical device stocks, held back relative returns.

    In the Fund’s medical services sub-sector, larger companies, such as UnitedHealth Group Inc., Centene Corporation, which was sold during the period, and PacifiCare Health Systems, Inc., boosted absolute returns. Relative returns versus the Russell 2000 Healthcare Index were, however, hurt by an underweight in medical services compared to the benchmark, as well as a few disappointments in individual stocks, including Omnicare, Inc., which was also sold during the period, and Accredo Health, Inc.

    Within the drug & drug delivery sub-sector, strong absolute and relative performance from DepoMed, Inc., a drug delivery holding, was more than offset by weaker performance elsewhere in this sub-sector. Pfizer, Inc. performed particularly poorly over the six-month period, as did several specialty pharmaceutical companies.

    After a very strong first half of 2004, biotechnology stocks peaked mid-year and never regained momentum. While the Fund took profits in some of its biotechnology holdings mid-year, the sub-sector was volatile over the balance of the year, and posted a negative return for the six-month period. The Fund’s overweight in biotechnology compared to its Russell 2000 Healthcare benchmark, therefore, held back relative returns. Another factor that hurt relative returns was country allocation, with a heavy emphasis on U.S. stocks during a period when the U.S. equity market lagged most international benchmarks.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Healthcare Index is an unmanaged index that measures the performance of healthcare sector companies in the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. The S&P 500® Healthcare Index is an unmanaged index that measures the performance of healthcare sector companies within the S&P 500® Index, a widely recognized, unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of health/ biotechnology funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2004 and ending December 31, 2004.

Actual Expenses

    Except as otherwise noted, the section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000.00		$1,022.80		$9.74	(1)	1.91%
Class B	$1,000.00		$1,018.70		$13.53	(1)	2.66%
Class C	$1,000.00		$1,018.70		$13.53	(1)	2.66%
Class K	$1,000.00		$1,022.40		$9.74	(1)	1.91%
Class R	$1,000.00	(2)	$1,150.30	(3)	$9.93	(3)	2.16%
Class Y	$1,000.00		$1,023.70		$8.47	(1)	1.66%

Hypothetical
Class A	$1,000.00		$1,015.88		$9.70	(1)	1.91%
Class B	$1,000.00		$1,011.80		$13.49	(1)	2.66%
Class C	$1,000.00		$1,011.80		$13.49	(1)	2.66%
Class K	$1,000.00		$1,015.58		$9.70	(1)	1.91%
Class R	$1,000.00		$1,014.32		$10.97	(4)	2.16%
Class Y	$1,000.00		$1,016.84		$8.44	(1)	1.66%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of 7/29/04, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from 7/29/04-12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from 7/29/04-12/31/04 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Healthcare Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 99.6%
Biotechnology — 33.1%
477,975	Acambis PLC†	$2,303,055
28,800	Actelion Ltd.†	2,948,151
61,450	Affymetrix, Inc.†	2,245,997
68,225	Alexion Pharmaceuticals, Inc.†	1,719,270
450,000	Alizyme PLC†	1,265,178
40,000	Amgen, Inc.†	2,566,000
120,000	Amylin Pharmaceuticals, Inc.†	2,803,200
200,000	Aphton Corporation†	622,000
189,700	Axonyx, Inc.†	1,176,140
197,900	BioMarin Pharmaceutical Inc.†	1,264,581
734,190	BTG PLC†	1,149,893
180,850	Critical Therapeutics, Inc.†	1,446,800
105,000	DOV Pharmaceutical, Inc.†	1,895,250
224,725	Dyax Corp.†	1,622,515
176,925	Enzon Pharmaceuticals, Inc.†	2,427,411
142,075	Exelixis, Inc.†	1,349,713
330,100	Genaera Corporation†	1,128,942
46,820	Genzyme Corporation†	2,718,837
90,000	Gilead Sciences, Inc.†	3,149,100
124,275	GTx, Inc.†	1,676,470
155,000	Inspire Pharmaceuticals, Inc.†	2,599,350
337,284	Lexicon Genetics, Inc.†	2,615,637
58,000	Martek Biosciences Corporation†	2,969,600
72,000	Medicines Company (The)†	2,073,600
220,000	Metabasis Therapeutics, Inc.†	1,595,000
40,725	Millipore Corporation†	2,028,512
150,000	Momenta Pharmaceutical, Inc.†	1,059,000
40,800	Neurocrine Biosciences, Inc.†	2,011,440
300,000	NicOx SA†	1,693,479
55,000	NitroMed, Inc.†	1,465,750
100,000	NPS Pharmaceuticals, Inc.†	1,828,000
59,750	Orchid Biosciences, Inc.†	687,125
40,000	OSI Pharmaceuticals, Inc.†	2,994,000
192,050	Pharmacyclics, Inc.†	2,010,763
54,475	Pharmion Corporation†	2,299,390
200,000	POZEN, Inc.†	1,454,000
130,000	Protein Design Labs, Inc.†	2,685,800
1,870,000	Protherics PLC†	2,355,583
150,000	QLT Inc.†	2,412,000

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Biotechnology (Continued)
101,300	Rigel Pharmaceuticals, Inc.†	$2,473,746
26,325	Theravance, Inc.†	471,218
796,150	Vernalis PLC†	1,349,893
100,000	Vicuron Pharmaceuticals, Inc.†	1,741,000

		82,352,389

Biotechnology – Tools — 2.4%
46,000	Fisher Scientific International, Inc.†	2,869,480
42,500	Invitrogen Corporation†	2,853,025
235,625	Transgenomic, Inc.†	270,969

		5,993,474

Drugs & Drug Delivery — 18.1%
116,861	Acusphere, Inc.†	716,358
88,695	AeroGen, Inc.†	173,842
112,200	Axcan Pharma Inc.†	2,168,826
115,000	Chugai Pharmaceutical Co., Ltd.†	1,896,330
105,000	Connetics Corporation†	2,550,450
315,000	DepoMed, Inc.†	1,701,000
90,000	Eon Labs, Inc.†	2,430,000
62,000	Medicis Pharmaceutical Corporation, Class A	2,176,820
90,000	MGI Pharma, Inc.†	2,520,900
150,000	Nektar Therapeutics†	3,036,000
57,000	Novartis AG	2,862,489
105,000	Pfizer, Inc.	2,823,450
73,810	Q-Med AB	2,024,920
23,300	Roche Holding AG	2,673,068
117,525	Salix Pharmaceuticals, Ltd.†	2,067,265
225,000	Shire Pharmaceuticals Group PLC	2,357,930
931,500	Sinclair Pharma PLC†	2,186,151
1,387,075	SkyePharma PLC†	1,727,326
96,000	Teva Pharmaceutical Industries Ltd., ADR	2,866,560
467,000	Toyama Chemical Co., Ltd.†	1,713,803
45,500	UCB SA†	2,303,592

		44,977,080

Medical Devices — 28.1%
80,000	Advanced Neuromodulation Systems, Inc.†	3,156,800
60,000	American Medical Systems Holdings, Inc.†	2,508,600

See Notes to Financial Statements.

Shares		Value

Medical Devices (Continued)
26,050	AngioDynamics, Inc.†	$577,007
77,075	Angiotech Pharmaceuticals, Inc.†	1,422,034
100,000	Animas Corporation†	1,563,000
410,250	Axis-Shield PLC†	1,917,783
70,000	Boston Scientific Corporation†	2,488,500
16,950	Conor Medsystems, Inc.†	234,758
176,125	Corin Group PLC†	1,051,091
65,000	Cytyc Corporation†	1,792,050
192,850	Encore Medical Corporation†	1,309,451
150,000	Endocardial Solutions, Inc.†	1,755,000
220,275	Endocare, Inc.†	550,688
120,000	EPIX Pharmaceuticals, Inc.†	2,149,200
22,725	FoxHollow Technologies, Inc.†	558,808
77,500	Given Imaging Ltd.†	2,783,025
29,000	Guidant Corporation	2,090,900
181,500	Inion Oy†	620,692
80,000	Integra LifeSciences Holdings Corporation†	2,954,400
182,425	Isolagen, Inc.†	1,435,685
38,750	Kinetic Concepts, Inc.†	2,956,625
100,000	Kyphon, Inc.†	2,576,000
250,000	LifeCell Corporation†	2,555,000
50,000	Medtronic, Inc.	2,483,500
9,000	Nobel Biocare Holding AG	1,624,890
200,000	NuVasive, Inc.†	2,050,000
306,100	OraSure Technologies, Inc.†	2,056,992
47,250	Pra International†	1,170,855
50,000	ResMed, Inc.†	2,555,000
409,525	RITA Medical Systems, Inc.†	1,584,862
270,000	Smith & Nephew PLC†	2,757,097
118,375	Stereotaxis, Inc.†	1,163,626
28,050	WellPoint, Inc.†	3,225,750
100,000	Wilson Greatbatch Technologies, Inc.†	2,242,000
50,000	Wright Medical Group, Inc.†	1,425,000
22,225	Ypsomed Holding AG	1,889,417
35,000	Zimmer Holdings, Inc.†	2,804,200

		70,040,286

Medical Services — 17.9%
64,150	Accredo Health, Inc.†	1,778,238
410,000	Allied Healthcare International, Inc.†	2,255,000

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Medical Services (Continued)
115,975	Allscripts Heathcare Solutions, Inc.†	$1,237,453
34,025	America Service Group, Inc.†	910,849
37,000	AMERIGROUP Corporation†	2,799,420
119,550	BioMed Realty Trust, Inc., REIT	2,655,206
100,000	Caremark Rx, Inc.†	3,943,000
90,000	Community Health Systems, Inc.†	2,509,200
35,975	Eclipsys Corporation†	734,969
260,425	HealthStream, Inc.†	697,939
10,100	ICON plc, ADR†	390,365
90,000	Kindred Healthcare, Inc.†	2,695,500
75,625	NeighborCare, Inc.†	2,323,200
48,000	PacifiCare Health Systems, Inc.†	2,712,960
255,000	Phase Forward Incorporated†	2,083,350
78,000	Psychiatric Solutions, Inc.†	2,851,680
115,000	Select Medical Corporation	2,024,000
52,000	Stericycle, Inc.†	2,389,400
53,850	Symbion, Inc.†	1,189,008
80,000	United Surgical Partners International, Inc.†	3,336,000
35,000	UnitedHealth Group, Inc.	3,081,050

		44,597,787

TOTAL COMMON STOCKS
(Cost $217,405,966)		247,961,016

WARRANTS — 0.0%#
Biotechnology — 0.0%#
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12)†, *	25,524
52,500	Axonyx, Inc., expires 01/08/2009 (exercise price: $7.25) 1/08/2009†, *	147,296

		172,820

TOTAL WARRANTS
(Cost $330,613)		172,820

See Notes to Financial Statements.

Principal
Amount		Value

REPURCHASE AGREEMENT — 0.6%
(Cost $1,438,000)
$1,438,000	Agreement with State Street Bank & Trust Company, 1.500% dated 12/31/2004, to be repurchased at $1,438,180 on 01/03/2005, collateralized by $1,475,000 FNMA, 2.356% maturing 02/23/2005 (value $1,469,883)	$1,438,000

TOTAL INVESTMENTS
(Cost $219,174,579)	100.2%	249,571,836
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(608,397)

NET ASSETS	100.0%	$248,963,439

*	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $172,820, 0.1% of net assets.

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR  — American Depositary Receipt

FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004 the country diversification (based on the country in which the company’s headquarters is located) of the Munder Healthcare Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	77.6%	$193,246,395
United Kingdom	8.2	20,420,980
Switzerland	4.8	11,998,015
Canada	2.4	6,002,860
Israel	2.3	5,649,585
Japan	1.5	3,610,133
Belgium	0.9	2,303,592
Sweden	0.8	2,024,920
France	0.7	1,693,479
Finland	0.2	620,692
Ireland	0.2	390,365

TOTAL COMMON STOCKS	99.6	247,961,016
WARRANTS	0.0 #	172,820
REPURCHASE AGREEMENT	0.6	1,438,000

TOTAL INVESTMENTS	100.2	249,571,836
OTHER ASSETS AND LIABILITIES (NET)	(0.2)	(608,397)

NET ASSETS	100.0%	$248,963,439

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

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Munder Healthcare Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$248,133,836
Repurchase agreement	1,438,000

Total Investments	249,571,836
Cash	260
Interest receivable	60
Dividends receivable	68,468
Receivable for investment securities sold	961,796
Receivable for Fund shares sold	148,636
Prepaid expenses and other assets	61,788

Total Assets	250,812,844

LIABILITIES:
Payable for Fund shares redeemed	917,955
Payable for investment securities purchased	257,614
Investment advisory fees payable	196,595
Transfer agency/record keeping fees payable	187,902
Distribution and shareholder servicing fees payable — Class A, B and C Shares	147,383
Trustees’ fees and expenses payable	35,390
Administration fees payable	29,596
Custody fees payable	7,929
Shareholder servicing fees payable — Class K Shares	28
Accrued expenses and other payables	69,013

Total Liabilities	1,849,405

NET ASSETS	$248,963,439

Investments, at cost	$219,174,579

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated net investment loss	$(2,847,073)
Accumulated net realized loss on investments sold	(166,349,874)
Net unrealized appreciation of investments	30,400,196
Par value	10,875
Paid-in capital in excess of par value	387,749,315

$248,963,439

NET ASSETS:
Class A Shares	$83,850,138

Class B Shares	$105,424,013

Class C Shares	$48,668,738

Class K Shares	$145,557

Class R Shares	$5,752

Class Y Shares	$10,869,241

SHARES OUTSTANDING:
Class A Shares	3,531,049

Class B Shares	4,711,725

Class C Shares	2,177,331

Class K Shares	6,138

Class R Shares	242

Class Y Shares	449,126

CLASS A SHARES:
Net asset value and redemption price per share	$23.75

Maximum sales charge	5.50%
Maximum offering price per share	$25.13

CLASS B SHARES:
Net asset value and offering price per share*	$22.37

CLASS C SHARES:
Net asset value and offering price per share*	$22.35

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.71

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$23.72

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.20

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$15,617
Dividends(a)	152,030

Total Investment Income	167,647

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	102,697
Class B Shares	518,526
Class C Shares	244,161
Class R Shares	11
Shareholder servicing fees:
Class K Shares	172
Investment advisory fees	1,222,397
Transfer agency/record keeping fees	441,786
Administration fees	172,392
Custody fees	62,809
Printing and mailing fees	46,727
Legal and audit fees	33,103
Registration and filing fees	22,891
Trustees’ fees and expenses	14,214
Other	21,185

Total Expenses	2,903,071
Fees waived by transfer agent	(8,450)

Net Expenses	2,894,621

NET INVESTMENT LOSS	(2,726,974)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	13,106,976
Foreign currency-related transactions	(29,323)
Net change in unrealized appreciation/(depreciation) of:
Securities	(8,487,751)
Foreign currency-related transactions	2,435

Net realized and unrealized gain on investments	4,592,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,865,363

(a)	Net of foreign withholding taxes of $4,717.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(2,726,974)	$(5,636,572)
Net realized gain from security and foreign currency-related transactions	13,077,653	1,034,567
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(8,485,316)	71,930,720
Net increase from payments by affiliates and net loss realized on disposal of investments in violation of policies	—	4,664

Net increase in net assets resulting from operations	1,865,363	67,333,379
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(14,649,487)	10,086,822
Class B Shares	(12,718,716)	(16,934,267)
Class C Shares	(7,429,891)	(8,154,520)
Class K Shares	(21,759)	(63,537)
Class R Shares	5,002	—
Class Y Shares	(339,546)	1,536,184
Short-term trading fees	15,404	30,367

Net increase/(decrease) in net assets	(33,273,630)	53,834,428
NET ASSETS:
Beginning of period	282,237,069	228,402,641

End of period	$248,963,439	$282,237,069

Accumulated net investment loss	$(2,847,073)	$(120,099)

(a)	The Munder Healthcare Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$6,494,794	$37,046,443
Redeemed	(21,144,281)	(26,959,621)

Net increase/(decrease)	$(14,649,487)	$10,086,822

Class B Shares:
Sold	$2,891,551	$9,321,713
Redeemed*	(15,610,267)	(26,255,980)

Net decrease	$(12,718,716)	$(16,934,267)

Class C Shares:
Sold	$1,311,453	$4,992,963
Redeemed	(8,741,344)	(13,147,483)

Net decrease	$(7,429,891)	$(8,154,520)

Class K Shares:
Redeemed	$(21,759)	$(63,537)

Net decrease	$(21,759)	$(63,537)

Class R Shares:
Sold	$5,002	$—

Net increase	$5,002	$—

Class Y Shares:
Sold	$401,641	$1,991,947
Redeemed	(741,187)	(455,763)

Net increase/(decrease)	$(339,546)	$1,536,184

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Healthcare Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	297,146	1,676,431
Redeemed	(994,536)	(1,264,933)

Net increase/(decrease)	(697,390)	411,498

Class B Shares:
Sold	141,665	452,389
Redeemed*	(762,658)	(1,297,515)

Net decrease	(620,993)	(845,126)

Class C Shares:
Sold	63,845	238,461
Redeemed	(427,587)	(653,543)

Net decrease	(363,742)	(415,082)

Class K Shares:
Redeemed	(966)	(3,306)

Net decrease	(966)	(3,306)

Class R Shares:
Sold	242	—

Net increase	242	—

Class Y Shares:
Sold	17,966	95,139
Redeemed	(33,932)	(21,948)

Net increase/(decrease)	(15,966)	73,191

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Healthcare Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$23.22		$17.67		$16.11	$25.31	$28.35	$10.46

Income/(loss) from investment operations:
Net investment loss	(0.19)		(0.36)		(0.29)	(0.32)	(0.35)	(0.22)
Net realized and unrealized gain/(loss) on investments	0.72		5.91		1.85	(8.88)	(1.93)	18.11

Total from investment operations	0.53		5.55		1.56	(9.20)	(2.28)	17.89

Less distributions:
Distributions from net realized gains	—		—		—	—	(0.55)	—
Distributions in excess of net realized gains	—		—		—	—	(0.21)	—

Total distributions	—		—		—	—	(0.76)	—

Short-term trading fees	0.00	(f)	—		—	—	—	—

Net asset value, end of period	$23.75		$23.22		$17.67	$16.11	$25.31	$28.35

Total return(b)	2.28%		31.41	%(d)	9.62%	(36.28)%	(8.38)%	171.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$83,850		$98,196		$67,456	$81,129	$167,514	$79,441
Ratio of operating expenses to average net assets	1.91	%(e)	1.91%		2.14%	1.63%	1.55%	1.61%
Ratio of net investment loss to average net assets	(1.77	)%(e)	(1.68)%		(2.02)%	(1.54)%	(1.28)%	(1.01)%
Portfolio turnover rate	27%		68%		46%	38%	45%	60%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.91	%(e)	1.93%		2.17%	1.72%	1.55%	1.63%

(a)	The Munder Healthcare Fund Class A Shares and Class B Shares commenced operations on February 14, 1997 and January 31, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.30% for Class A Shares and 30.23% for Class B Shares.

(e)	Annualized.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

B Shares

Period
Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$21.96		$16.84		$15.47	$24.48	$27.64	$10.27

(0.25)		(0.49)		(0.39)	(0.45)	(0.53)	(0.37)
0.66		5.61		1.76	(8.56)	(1.87)	17.74

0.41		5.12		1.37	(9.01)	(2.40)	17.37

—		—		—	—	(0.55)	—
—		—		—	—	(0.21)	—

—		—		—	—	(0.76)	—

0.00	(f)	—		—	—	—	—

$22.37		$21.96		$16.84	$15.47	$24.48	$27.64

1.87%		30.40	%(d)	8.86%	(36.78)%	(9.04)%	169.13%

$105,424		$117,126		$104,007	$119,253	$224,080	$102,859
2.66	%(e)	2.66%		2.89%	2.38%	2.30%	2.36%
(2.52	)%(e)	(2.43)%		(2.77)%	(2.29)%	(2.03)%	(1.75)%
27%		68%		46%	38%	45%	60%
2.66	%(e)	2.68%		2.92%	2.47%	2.30%	2.38%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$21.94		$16.82		$15.45	$24.46	$27.62	$10.27

Income/(loss) from investment operations:
Net investment loss	(0.25)		(0.49)		(0.39)	(0.45)	(0.53)	(0.40)
Net realized and unrealized gain/(loss) on investments	0.66		5.61		1.76	(8.56)	(1.87)	17.75

Total from investment operations	0.41		5.12		1.37	(9.01)	(2.40)	17.35

Less distributions:
Distributions from net realized gains	—		—		—	—	(0.55)	—
Distributions in excess of net realized gains	—		—		—	—	(0.21)	—

Total distributions	—		—		—	—	(0.76)	—

Short-term trading fees	0.00	(f)	—		—	—	—	—

Net asset value, end of period	$22.35		$21.94		$16.82	$15.45	$24.46	$27.62

Total return(b)	1.87%		30.44	%(d)	8.80%	(36.77)%	(9.05)%	168.94%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$48,669		$55,756		$49,725	$61,925	$122,087	$77,156
Ratio of operating expenses to average net assets	2.66	%(e)	2.66%		2.89%	2.38%	2.30%	2.36%
Ratio of net investment loss to average net assets	(2.52	)%(e)	(2.43)%		(2.77)%	(2.29)%	(2.03)%	(1.75)%
Portfolio turnover rate	27%		68%		46%	38%	45%	60%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.66	%(e)	2.68%		2.92%	2.47%	2.30%	2.38%

(a)	The Munder Healthcare Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and April 1, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 30.26% for Class C Shares and 31.24% for Class K Shares.

(e)	Annualized.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

K Shares

Period
Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$23.18		$17.64		$16.09	$25.29	$28.31	$10.44

(0.18)		(0.36)		(0.29)	(0.32)	(0.34)	(0.19)
0.71		5.90		1.84	(8.88)	(1.92)	18.06

0.53		5.54		1.55	(9.20)	(2.26)	17.87

—		—		—	—	(0.55)	—
—		—		—	—	(0.21)	—

—		—		—	—	(0.76)	—

0.00	(f)	—		—	—	—	—

$23.71		$23.18		$17.64	$16.09	$25.29	$28.31

2.24%		31.46	%(d)	9.63%	(36.35)%	(8.32)%	170.91%

$146		$165		$184	$437	$990	$387
1.91	%(e)	1.91%		2.14%	1.63%	1.55%	1.61%
(1.77	)%(e)	(1.68)%		(2.02)%	(1.54)%	(1.28)%	(1.01)%
27%		68%		46%	38%	45%	60%
1.91	%(e)	1.93%		2.17%	1.72%	1.55%	1.63%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares		Y Shares

	Period Ended		Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$20.62		$23.64		$17.94		$16.32	$25.57	$28.56	$10.50

Income/(loss) from investment operations:
Net investment loss	(0.25)		(0.17)		(0.31)		(0.26)	(0.27)	(0.29)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.35		0.73		6.01		1.88	(8.98)	(1.94)	18.19

Total from investment operations	3.10		0.56		5.70		1.62	(9.25)	(2.23)	18.06

Less distributions:
Distributions from net realized gains	—		—		—		—	—	(0.55)	—
Distributions in excess of net realized gains	—		—		—		—	—	(0.21)	—

Total distributions	—		—		—		—	—	(0.76)	—

Short-term trading fees	0.00	(f)	0.00	(f)	—		—	—	—	—

Net asset value, end of period	$23.72		$24.20		$23.64		$17.94	$16.32	$25.57	$28.56

Total return(b)	15.03%		2.37%		31.77	%(d)	9.93%	(36.15)%	(8.14)%	171.74%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$6		$10,869		$10,994		$7,031	$5,997	$9,640	$15,989
Ratio of operating expenses to average net assets	2.16	%(e)	1.66	%(e)	1.66%		1.89%	1.38%	1.30%	1.36%
Ratio of net investment loss to average net assets	(2.02	)%(e)	(1.52	)%(e)	(1.43)%		(1.77)%	(1.29)%	(1.03)%	(0.76)%
Portfolio turnover rate	27%		27	%(e)	68%		46%	38%	45%	60%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.16	%(e)	1.66%		1.68%		1.92%	1.47%	1.30%	1.38%

(a)	The Munder Healthcare Fund Class R Shares and Class Y Shares commenced operations on July 29, 2004 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.61% for Class Y Shares.

(e)	Annualized.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the “Fund”), the only series of MFFT. Financial statements for the other Munder Funds are presented in separate reports.

    MFFT is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $8,450 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $250 million of assets and 0.75% on assets exceeding $250 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Annual
Fund Net Assets	Fee:

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $172,392 before payment of sub-administration fees and $114,978 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1407% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provided sub-advisory services to the Fund and was responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor paid the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $687 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman and

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $33 to Comerica Securities and $104 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $66,540,379 and $88,492,466 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $55,224,272 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $24,827,015 and net appreciation for financial reporting purposes was $30,397,257. At December 31, 2004, aggregate cost for financial reporting purposes was $219,174,579.

6. Industry Concentration

    The Fund invests primarily in companies that are principally engaged in activities within the healthcare sector and companies providing services primarily within the healthcare industries. Healthcare is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. Adverse economic, business or political developments affecting that sector could have a major effect on the value of the Fund’s investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004, total commitment fees for the Fund were $2,037.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(178,756,275)	$38,129,604	$(140,626,671)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $176,667,462 of unused capital losses of which $3,121,589, $129,868,670 and $43,677,203 expire in 2010, 2011 and 2012, respectively. In addition, $2,475,702 of the losses expiring in 2010, may be further limited as these amounts were acquired in the reorganization with the Munder Bio(Tech)2 Fund that occurred on May 9, 2003.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2003 and June 30, 2004 of $2,004,157 and $84,656, respectively.

10. Subsequent Events

    On November 9, 2004, the Board of Trustees of MFFT, on behalf of the Fund, approved the termination of the Investment Sub-Advisory Agreement dated June 13, 2003 between the Advisor and the Sub-Advisor. The termination of the Investment Sub-Advisory Agreement will be effective on March 21, 2005. The Advisor continues to serve as investment advisor to the Fund and assumed full responsibility for the day-to-day management of the Fund’s investment portfolio on January 26, 2005.

    Also on November 9, 2004, the Board of Trustees approved a change in the name of the trust from the Munder Framlington Funds Trust to Munder Series Trust II.

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNHC1204

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1.     The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2.     The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3.     Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4.      Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5.     The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6.     The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7.     A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

     In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1.      Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2.     The nominating shareholder or shareholder group must also submit a certification that provides the number of shares that the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3.     Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Item 11. Controls and Procedures.

(a)     Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not applicable.

(a)(2)     The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)     Not applicable.

(b)          The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 4, 2005